Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Lease term option to extend term	5 years
Lease term option to terminate term	1 year
Weighted-average discount rate	9.00%	7.00%
Weighted-average remaining lease term	8 years	8 years
Operating lease costs	$ 9,375	$ 8,899	$ 10,348
Inmobiliaria Buenaventuras, S.A. de C.V.
Lessee, Lease, Description [Line Items]
Weighted-average discount rate		4.40%
Weighted-average remaining lease term		3 years
Operating lease costs		$ 134
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	17 years